Capital Stock (Details Narrative) (10Q)																										3 Months Ended		12 Months Ended
	Jun. 22, 2016 shares	May 19, 2016 CAD shares	May 18, 2016 USD ($) $ / shares shares	May 18, 2016 CAD shares	May 15, 2016 shares	Apr. 18, 2016 CAD shares	Feb. 25, 2016 USD ($) $ / shares	Feb. 25, 2016 CAD	Jan. 04, 2016 USD ($) $ / shares	Jan. 04, 2016 CAD	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CAD	Dec. 22, 2015 USD ($) $ / shares	Dec. 22, 2015 CAD	Dec. 18, 2015 USD ($) $ / shares	Dec. 18, 2015 CAD	Nov. 05, 2015 USD ($) $ / shares	Nov. 05, 2015 CAD	Sep. 10, 2015 USD ($) shares	Sep. 10, 2015 CAD shares	Jun. 25, 2015 USD ($) $ / shares	Jun. 25, 2015 CAD	Nov. 22, 2014 USD ($) $ / shares	Nov. 22, 2014 CAD	Oct. 22, 2014 $ / shares shares	Jun. 30, 2016 CAD shares	Jun. 30, 2015 CAD shares	Mar. 31, 2016 CAD shares	Mar. 31, 2015 CAD CAD / shares shares	Jun. 30, 2016 $ / shares	Jun. 30, 2016 CAD CAD / shares shares	May 19, 2016 $ / shares	May 19, 2016 CAD / shares	May 18, 2016 CAD / shares	Apr. 18, 2016 $ / shares	Apr. 18, 2016 CAD / shares	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CAD CAD / shares shares	Feb. 25, 2016 CAD / shares	Jan. 04, 2016 CAD / shares	Dec. 31, 2015 CAD / shares	Dec. 22, 2015 CAD / shares	Dec. 18, 2015 CAD / shares	Nov. 05, 2015 CAD / shares	Jun. 25, 2015 CAD / shares	Nov. 22, 2014 CAD / shares	Oct. 22, 2014 CAD / shares
Common stock, authorized																										Unlimited		Unlimited	Unlimited
Common stock, no par value | CAD / shares																													CAD 0		CAD 0							CAD 0
Warrant exercised per share | CAD / shares																																						0.052									CAD 1.94
Gross proceeds | CAD																										CAD 2,318	CAD 596	CAD 12,614	CAD 1,113
Number of shares issued as common shares	15,264				13,874																					93,000		93,000
Number of shares issued to consultant in settlement of debt																									6,700
Estimated fair market value per share value | CAD / shares																																						CAD 2.38			CAD 2.38
Number of shares issud to consulting services																			50,000	50,000
Issued to consulting services, value | CAD																				CAD 67,195
Professional fees | CAD																										CAD 154,755	12,989	CAD 859,993	582,564
Number of shares paid to EPA equal to restricted common shares																									11,256
Net of market adjustment | CAD																										21,783
Fair value of options granted | CAD																										CAD 151,105
Number of option outstanding																													505,000		930,000							930,000
Common stock, issued																													9,256,410		10,091,356							9,701,051
Common stock, outstanding																													9,256,410		10,091,356							9,701,051
Equity Purchase Agreement [Member]
Number of shares paid to EPA equal to restricted common shares																			50,000	50,000
Restricted common shares, value | CAD																				CAD 67,195
Percentage of common shares outstanding																			4.99%	4.99%
Percentage of prceding draw down notice without prior written consent of holder																			100.00%	100.00%
Two Directors And Officers [Member]
Number of personal shares transferred to consultant						250,000
Consultant In Settlement Of Debt [Member]
Number of shares issued to consultant in settlement of debt																										66,667
Consultant in settlement of debt value | CAD																										CAD 64,585
Estimated fair market value per share value | CAD / shares																															CAD 0.97
USD [Member]
Warrant exercised per share | $ / shares																									$ 1.50												$ 0.04
Estimated fair market value per share value | $ / shares											$ 1.72																										$ 1.72
Number of shares paid to EPA equal to restricted common shares																									10,050
USD [Member] | Equity Purchase Agreement [Member]
Committed to purchase upto company's common shares | $																			$ 750,000
Draw down notice held by holder value | $																			62,500
Draw down notice increasing the upper limit value on individual draws | $																			75,000
Draw down notice increasing the lower limit value on individual draws | $																			$ 62,500
USD [Member] | Consultant In Settlement Of Debt [Member]
Estimated fair market value per share value | $ / shares																														$ 0.75
Warrants [Member]
Number of common sharse purchase warrants exercised druing period			44,500	44,500
Warrant exercised per share | CAD / shares																																		CAD 0.052					CAD 0.056	CAD 0.056	CAD 0.055	CAD 0.056	CAD 0.054	CAD 0.052	CAD .048	CAD 0.046
Gross proceeds | CAD				CAD 2,318				CAD 1,378		CAD 1,732		CAD 2,683		CAD 1,735		CAD 2,834		CAD 1,632				CAD 620		CAD 1,113				CAD 222,803	CAD 786,403
Number of shares issued as common shares																										625,000		625,000
Compensation expense for warrants issued to consultant for service | CAD
Net of market adjustment | CAD																										CAD 21,783
Fair value of warrants exercisable | CAD																													CAD 25,000		CAD 222,803							CAD 255,500
Remaining after exercise of warrants																										300,000
Dividend yield																										0.00%		0.00%	0.00%
Expected volatility																										218.00%		150.00%	118.00%
Risk-free interest rate																										0.54%		0.54%	0.52%
Expected term																										8 months 27 days		11 months 27 days	2 years
Fair value of reflected as liability | CAD																													CAD 364,878		5,741							27,479
Warrants [Member] | USD [Member]
Warrant exercised per share | $ / shares			$ 0.04				$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04				$ 0.04		$ 0.04
Gross proceeds | $			$ 1,780				$ 1,000		$ 1,240		$ 1,936		$ 1,240		$ 2,064		$ 1,240				$ 500		$ 1,000
Fair value of warrants exercisable | CAD																													612,200		CAD 359,700							CAD 381,700
Compensation For Services [Member]
Estimated fair market value per share value | CAD / shares																															CAD 0.81					CAD 0.35
Number of shares issud to consulting services						250,000																				250,000
Issued to consulting services, value | CAD						CAD 86,380																				CAD 201,481
Compensation services period						5 months
Compensation For Services [Member] | USD [Member]
Estimated fair market value per share value | $ / shares																														$ 0.62					$ 0.27
Non-Refundable Retainer [Member]
Estimated fair market value per share value | CAD / shares																																	CAD 1.02
Number of shares issud to consulting services		100,000
Issued to consulting services, value | CAD		CAD 101,579
Non-Refundable Retainer [Member] | USD [Member]
Estimated fair market value per share value | $ / shares																																$ 0.78
Consultant [Member]
Professional fees | CAD																										41,778
Options [Member]
Number of shares issud to consulting services																												29,138
Professional fees | CAD																										48,384		CAD 372,709
Fair value of options granted | CAD
Percentage of amount equivalent of issued and oustanding common shares																										15.00%
Number of option outstanding																															930,000							930,000
Number of option granted																												425,000	505,000
Common stock, issued																															1,513,703							1,455,158
Common stock, outstanding																															1,513,703							1,455,158
Options [Member] | Directors Officers [Member]
Fair value of options granted | CAD																										CAD 151,105	CAD 75,050